Intangible assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Intangible assets and goodwill

	Goodwill	Acquired IP	Computer Software	Patents	Total
	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2020	173	—	85	150	408
Additions	—	2,543	13	—	2,556
Additions on Acquisition	5,887	36,078	—	—	41,965
Foreign Currency Translation	(75)	(567)	—	—	(642)
At December 31, 2021	5,985	38,054	98	150	44,287
Additions	—	—	53	—	53
Foreign Currency Translation	336	2,055	—	—	2,391
At December 31, 2022	6,321	40,109	151	150	46,731
Accumulated Amortisation
At December 31, 2020	—	—	66	30	96
Amortisation Charge- R&D Expenses	—	1,877	—	15	1,892
Amortisation Charge- G&A Expenses	—	—	11	—	11
Foreign Currency Translation	—	(27)	—	—	(27)
At December 31, 2021	—	1,850	77	45	1,972
Amortisation Charge- R&D Expenses	—	4,611	16	15	4,642
Amortisation Charge- G&A Expenses	—	—	3	—	3
Foreign Currency Translation	—	191	—	—	191
At December 31, 2022	—	6,652	96	60	6,808
Carrying Value
At December 31, 2022	6,321	33,457	55	90	39,923
At December 31, 2021	5,985	36,204	21	105	42,315